Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Horizons Satellite Holdings [Member]
Related Party Transaction [Line Items]
Equity method investment,ownership percentage	50.00%
2008 MFA [Member]
Related Party Transaction [Line Items]
Fee paid for termination		$ 39.1
Write-off of prepaid fee		17.2
Expenses recorded for services		$ 64.2
Horizons-3 Satellite LLC [Member]
Related Party Transaction [Line Items]
Equity method investment,ownership percentage	50.00%